Property, plant, and equipment	11 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property, plant, and equipment	Property, plant and equipment
Property, plant and equipment consisted of the following:

	December 31, 2019	January 31, 2019	January 31, 2018
	(In thousands)
Laboratory equipment	$638	$445	$423
Office and IT equipment	654	651	689
Leasehold improvements	250	248	269
	1,542	1,344	1,381
Less accumulated depreciation and amortization	1,024	695	428
Property and equipment, net	$518	$649	$953

Depreciation expense for the eleven month period ended December 31 and for the years ended January 31, 2019 and 2018 was $0.7 million, $0.9 million and $0.4 million, respectively.

For additional details regarding the right-of-use assets under the Group’s lease agreements see Note 18 Leases.